SHORT-TERM BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
SHORT-TERM BANK BORROWINGS
Schedule of short-term bank borrowings

	As of December 31,
	2024	2025
	RMB	RMB
Secured borrowing	200,000,000	200,000,000
Unsecured borrowing	—	40,000,000

Short-term bank borrowings	200,000,000	240,000,000